PREFERRED SHARES AND WARRANT LIABILITIES - Additional information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 29, 2020	Dec. 28, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2019
Class of Warrant or Right [Line Items]
Total amount of investment agreed			$ 3,000,000
Proceeds from investment in convertible preferred shares				$ 3,000,000
Preferred shares, authorized				6,000
Preferred shares, issued				3,000	0
Exercise price of warrants	$ 3.00
Warrants outstanding				11,957,008	11,957,008	10,582,008
Purchase Agreement
Class of Warrant or Right [Line Items]
Total amount of investment agreed	$ 6,000,000
Proceeds from investment in convertible preferred shares	3,000,000
Preferred shares, issued				3,000
Fair value allocated to preferred shares	$ 1,690,000			$ 1,311,000
Exercise price of warrants	$ 3.00
Kaixin Auto Holdings [Member] | Purchase Agreement
Class of Warrant or Right [Line Items]
Preferred shares, authorized		1,000,000
Conversion price		$ 3.00
Series A Warrants
Class of Warrant or Right [Line Items]
Warrants issued/granted	$ 1,500,000
Series B Warrants
Class of Warrant or Right [Line Items]
Warrants issued/granted	1,333,333
Series C Warrants
Class of Warrant or Right [Line Items]
Warrants issued/granted	$ 2,000,000